Subsequent events	12 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Subsequent events
30.	Subsequent events

Tender Offer for Common Shares and Stock Acquisition Rights of Sony Financial Holdings Inc.
In order to achieve further growth and strengthen governance within its financial services business with the goal of enhancing the corporate value of the overall Sony Group, Sony Corporation resolved, at the meeting of its Board of Directors held on May 19, 2020, to offer to acquire the common shares of Sony Financial Holdings Inc. (“SFH”), a consolidated subsidiary of Sony Corporation, and the related stock acquisition rights through a tender offer (“Tender Offer”), with the aim of making SFH a wholly-owned subsidiary of Sony Corporation, and Sony Corporation commenced the Tender Offer on May 20, 2020. As of May 19, 2020, Sony Corporation held 283,050,000 (Share Holding Ratio: approximately 65%) of SFH’s common shares.
If all the SFH shareholders, excluding Sony Corporation, and all the holders of the stock acquisition rights tender their shares and stock acquisition rights to Sony Corporation in the Tender Offer, the total purchase price to be paid by Sony Corporation will be approximately 395,538 million yen.
<Overview of Tender Offer>
1.
Shares and Stock Acquisition Rights to be purchased: Common shares (excluding SFH’s common shares owned by Sony Corporation and the treasury shares owned by SFH) and the related stock acquisition rights

2.	Period: From May 20, 2020 through July 13, 2020

3.	Price: 2,600 yen per common share

259,900 yen per unit of stock acquisition right
4.	Number of Shares to be purchased (including the number of shares subject to stock acquisition rights):

152,130,036 shares
Under the terms of the Tender Offer, the minimum number of shares to be purchased is 7,070,000 shares. If the aggregate number of shares (including shares subject to stock acquisition rights) tendered to Sony Corporation in the Tender Offer is less than the minimum number of shares to be purchased (7,070,000 shares), Sony Corporation will not purchase any of the tendered common shares
or
stock acquisition rights.